May 3, 2012

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, DC  20549

Re:           JNLNY Separate Account I (Advisors II)
File Nos: 333-175720 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically.  This filing is for the first of two prospectuses for this offering of securities.

If you have any questions, please call me at (517) 367-3872.

Very truly yours,

/s/  FRANK J. JULIAN

Frank J. Julian
Associate General Counsel